MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.07

Data Compare Summary (Total)
Run Date - 7/21/2025 11:30:59 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1	0.00%	3
City	0	3	0.00%	3
State	0	3	0.00%	3
Zip	0	1	0.00%	3
Borrower Last Name	0	1	0.00%	3
Note Date	0	1	0.00%	3
Original Loan Amount	0	3	0.00%	3
First Payment Date	0	1	0.00%	3
Original Term	0	1	0.00%	3
Maturity Date	0	1	0.00%	3
Original Interest Rate	0	1	0.00%	3
Representative FICO	0	1	0.00%	3
Occupancy	0	3	0.00%	3
Purpose	0	3	0.00%	3
Index Type	0	1	0.00%	3
Margin	0	1	0.00%	3
# of Units	0	1	0.00%	3
Original LTV	0	3	0.00%	3
Borrower Self-Employed?	0	1	0.00%	3
Original P&I	0	2	0.00%	3
Total	0	33	0.00%	3